INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents	$ 15	$ 29
Other accounts receivable	122	86
Prepaid expenses and other current assets	47	192
Total current assets	184	307
Long-Term Assets:
Prepaid expenses and other long-term assets	25	25
Other long-term assets		25
Restricted Cash	191	247
Right of use asset (Note 3)	157	208
Property and equipment, net	198	235
Total Long-Term Assets	571	715
Total assets	755	1,022
Current Liabilities:
Accounts payable	7,317	7,067
Accrued expenses	414	396
Short-term loans (Note 6)	1,329	967
Operating lease liability (Note 3)	159	208
Employees related liability	2,545	2,369
Total current liabilities	11,764	11,007
Long-Term Liabilities:
Warrants liability (Note 4)		0
Total liabilities	11,764	11,007
Stockholders' Deficit:
Common stock $0.00005 par value; 250,000,000 shares authorized and 11,034,775 shares issued and outstanding	16	16
Additional paid-in-capital	228,161	227,058
Treasury stock	(116)	(116)
Accumulated deficit	(239,070)	(236,943)
Total stockholders' deficit	(11,009)	(9,985)
Total liabilities and stockholders' deficit	$ 755	$ 1,022